DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 447,304	$ 983,110	$ 845,402	$ 2,084,616	$ 3,297,916	$ 7,309,996
Blue Collar [Member]
Total revenues	226,589	54,388	321,316	164,529	285,092	1,522,490
TPT MedTech [Member]
Total revenues	0	0	0	0	0	89,755
Other [Member]
Total revenues	2,337	910	3,331	3,474	5,440	186,741
Total Services Revenues [Member]
Total revenues	447,304	983,110	845,402	2,084,616	3,297,916	7,227,996
Air Fitness Product Revenue
Total revenues					0	82,000
Total Product Revenues [Member]
Total revenues					0	82,000
TPT Speed Connect [Member]
Total revenues	$ 218,378	$ 927,812	$ 520,755	$ 1,916,613	$ 3,007,384	$ 5,429,010